Discontinued operations - Disposal of YY Live business and Huya operations and cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses
Net income from discontinued operations	$ 0	$ 0	$ 35,567
Net Cash Provided by (Used in) Discontinued Operations
Net cash provided by discontinued operating activities	0	0	64,289
Net cash provided by discontinued investing activities	$ 0	$ 0	1,636,450
Held for sale | YY Live
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Total net revenues			154,425
Cost of revenues			(88,900)
Gross profit			65,525
Operating expenses
Research and development expenses			(6,323)
Sales and marketing expenses			(8,954)
General and administrative expenses			(7,108)
Total operating expenses			(22,385)
Other income			611
Operating income			43,751
Interest income and investment income			355
Income before income tax expenses			44,106
Income tax expenses			(8,539)
Net income from discontinued operations			35,567
Net Cash Provided by (Used in) Discontinued Operations
Net cash provided by discontinued operating activities			64,289
Net cash provided by discontinued investing activities			1,636,450
Held for sale | YY Live | Live streaming
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Total net revenues			151,445
Held for sale | YY Live | Others
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Total net revenues			$ 2,980